N-2 - USD ($)				3 Months Ended
		Jan. 15, 2025	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001819559
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Western Asset Diversified Income Fund (WDI)
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder transaction expenses
Sales Load (Percentage of Offering Price)	1.00% (1)
Offering Expenses Borne by the Fund ( Percentage of Offering Price)	0.34% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00 (3)
Total Transaction Expenses (as a percentage of offering price ) (4)	1.34%

(1)
Represents the estimated commission with respect to the Fund’s Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus.

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)
Common Shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to shareholders for participating in the Fund’s dividend reinvestment plan. However, shareholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)
Based upon net assets attributable to our Common Shares as of December 31, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 5,263,157 Common Shares at an offering price of $14.25 (the last reported sale price per share for the Fund’s Common Shares on the NYSE as of December 31, 2024). The price per share of any sale of Common Shares may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.34%
Other Transaction Expenses [Percent]	[4]	1.34%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Shares (Assumes Leverage is Used)
Annual expenses
Management Fees (5)	1.61%
Interest Payment on Borrowed Funds (6)	2.85%
Other Expenses (7)	0.18%
Total Annual Expenses	4.64%

(5)
F
TFA receives an annual fee, payable monthly, in an amount equal to 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means the net assets of the Fund plus the principal amount of any borrowings or preferred shares that may be outstanding, reverse repurchase agreements, dollar rolls or similar transactions. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 32.02% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 32.02% of its Managed Assets, the management fees shown would be higher.

(6)
Based on the Fund’s outstanding Borrowings as of December 31, 2024 of 369,341,436 of $1,153,362,057 million, which represented financial leverage of 32.02% of the Fund’s Managed Assets. The expenses and rates associated with leverage may vary as and when Borrowings are made.

(7)	Estimated based on amounts incurred in the period ended December 31, 2024.

Management Fees [Percent]	[5]	1.61%
Interest Expenses on Borrowings [Percent]	[6]	2.85%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.18%
Total Annual Expenses [Percent]		4.64%
Expense Example [Table Text Block]
Example*
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Shares, assuming (i) “Total Annual Expenses” of 4.64% of net assets attributable to Common Shares (which assumes the Fund’s use of leverage in an aggregate amount equal to 32.02% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$59	$151	$244	$479

*
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 59
Expense Example, Years 1 to 3	[8]	151
Expense Example, Years 1 to 5	[8]	244
Expense Example, Years 1 to 10	[8]	$ 479
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Shares would bear directly or indirectly. The table below is based on the capital structure of the Fund as of December 31, 2024 (except as noted below), adjusted for the issuance of $75 million additional Common Shares.
Basis of Transaction Fees, Note [Text Block]		Percentage of Offering Price
Other Transaction Fees, Note [Text Block]		Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
Other Expenses, Note [Text Block]		Estimated based on amounts incurred in the period ended December 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]	F
TFA receives an annual fee, payable monthly, in an amount equal to 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means the net assets of the Fund plus the principal amount of any borrowings or preferred shares that may be outstanding, reverse repurchase agreements, dollar rolls or similar transactions. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 32.02% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 32.02% of its Managed Assets, the management fees shown would be higher.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Strategies	The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. See “The Fund’s Investments.”

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. Western Asset Management Company, LLC (“Western Asset”) will seek to dynamically rotate investments into sectors and securities that it believes to be undervalued from a fundamental perspective with an attractive return profile and away from investments that it believes to be overvalued. The Fund may invest in investment-grade and high-yield corporate debt securities, senior loans, agency and non-agency
residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), government (i.e., sovereign) debt (including U.S. government obligations), floating rate securities, bank loans, collateralized loan obligations (“CLOs”), asset-backed securities (whose underlying asset classes include, but are not limited to, equipment leases, solar and student loans), private debt and mortgage whole loans.

The Fund may invest up to 15% of its Managed Assets in securities issued by CLOs, including up to 5% of its Managed Assets in equity securities issued by CLOs (i.e., subordinated, or residual tranches of CLO securities). “Managed Assets” means the net assets of the Fund plus the principal amount of any borrowings or preferred shares that may be outstanding, reverse repurchase agreements, dollar rolls or similar transactions. Although the Fund does not specifically target covenant lite loans, the Fund may invest in covenant lite loans if market conditions result in loans having fewer covenants. With respect to all of the securities in which the Fund may invest, the Fund may invest in securities rated below investment grade (that is, securities rated below the Baa/BBB categories, or, if unrated, determined to be of comparable credit quality by Western Asset). These below investment grade securities that comprise the Fund’s portfolio are commonly referred to as either “high yield” securities or “junk bonds.” The Fund may invest up to 25% of its Managed Assets in securities, including structured instruments such as RMBS and CMBS, rated CCC or below (or, if unrated, determined to be of comparable credit quality by Western Asset) at the time of investment. For this purpose, if a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund may invest in foreign securities denominated either in U.S. dollars or foreign currencies. Under normal market circumstances, the Fund will invest at least 70% of its Managed Assets in U.S. securities and at least 80% of its Managed Assets in U.S. dollar-denominated investments. Investments in
non-U.S.
securities may include emerging market corporate, government and quasi-sovereign debt.

The Fund may not concentrate its investments in any one industry. For purposes of this fundamental policy, non-agency
RMBS and
non-agency
CMBS are considered to represent separate industries; as such, the Fund may invest up to 25% of its Managed Assets in nonagency RMBS and, separately, up to 25% of its Managed Assets in non-agency
CMBS.

The Fund may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due. The Fund may invest in securities of any duration. Duration is a measure the expected sensitivity of a security’s market price to changes in interest rates.

Western Asset has extensive experience analyzing the relative value of securities within various sectors of the mortgage markets, including undervalued distressed assets. Western Asset intends to seek to maximize returns on the Fund’s investments in distressed assets by evaluating market opportunities based on the condition of the various sectors of the mortgage markets, the relative value of the specific asset within such markets and an internal risk/return analysis. In making investment decisions on behalf of the Fund, Western Asset will incorporate its views on the economic environment and the outlook for the mortgage markets, including relative valuation, supply and demand trends, the level of interest rates, the shape of the yield curve, prepayment rates, financing and liquidity, commercial and residential real estate prices, delinquencies, default rates, recovery of various segments of the economy and vintage of collateral.

The Fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or the SAI. The percentage limitations stated in this prospectus apply at the time of the Fund’s acquisition of such an investment.

For a more complete discussion of the Fund’s investment strategy, see “The Fund’s Investments.”

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Shares and the quarter-end
sale price, each as reported on the NYSE, the net asset value per share of Common Shares and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV (1)	High	Low	Premium of High Sales Price to NAV	Premium of Low Sales Price to NAV
Year Ending December 31, 2024
Fourth Quarter	$15.14	$15.68	$14.20	3.57%	-6.21%
Third Quarter	$15.71	$15.73	$14.48	0.13%	-7.83%
Second Quarter	$15.45	$14.82	$13.82	-4.08%	-10.55%
First Quarter	$15.70	$14.69	$14.01	-6.43%	-10.76%
Year Ending December 31, 2023
Fourth Quarter	$15.54	$14.17	$12.24	-8.82%	-21.24%
Third Quarter	$14.90	$13.97	$13.11	-6.24%	-12.01%
Second Quarter	$15.10	$13.66	$12.85	-9.54%	-14.90%
First Quarter	$15.09	$14.41	$12.86	-4.51%	-14.78%
Year Ending December 31, 2022
Fourth Quarter	$14.74	$13.81	$12.33	-6.31%	-16.35%
Third Quarter	$14.86	$15.00	$12.58	0.94%	-15.34%
Second Quarter	$15.49	$16.60	$13.58	7.17%	-12.33%
First Quarter	$18.49	$18.93	$15.58	2.38%	-15.74%
Year Ending December 31, 2021
Fourth Quarter	$19.65	$19.90	$18.12	1.27%	-7.79%
Third Quarter	$19.94	$20.33	$19.22	1.96%	-3.61%
Second Quarter	$19.98	$20.14	$20.01	0.80%	0.15%
Source of market prices: NYSE

(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

On December 31, 2024 the last reported sale price of our Common Shares on the NYSE was $14.25, which represented a discount of approximately 5.9% to the net asset value per share reported by us on that date.
As of December 31, 2024 we had approximately 51.8 million Common Shares outstanding and we had net assets attributable to Common Shareholders of approximately $
780.4
 million.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 14.2	$ 14.48	$ 13.82	$ 14.01	$ 12.24	$ 13.11	$ 12.85	$ 12.86	$ 12.33	$ 12.58	$ 13.58	$ 15.58	$ 18.12	$ 19.22	$ 20.01
Highest Price or Bid				$ 15.68	$ 15.73	$ 14.82	$ 14.69	$ 14.17	$ 13.97	$ 13.66	$ 14.41	$ 13.81	$ 15	$ 16.6	$ 18.93	$ 19.9	$ 20.33	$ 20.14
Highest Price or Bid, Premium (Discount) to NAV [Percent]				3.57%	0.13%	(4.08%)	(6.43%)	(8.82%)	(6.24%)	(9.54%)	(4.51%)	(6.31%)	0.94%	7.17%	2.38%	1.27%	1.96%	0.80%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(6.21%)	(7.83%)	(10.55%)	(10.76%)	(21.24%)	(12.01%)	(14.90%)	(14.78%)	(16.35%)	(15.34%)	(12.33%)	(15.74%)	(7.79%)	(3.61%)	0.15%
Share Price			$ 14.25	$ 14.25
NAV Per Share	[9]		$ 15.14	$ 15.14	$ 15.71	$ 15.45	$ 15.7	$ 15.54	$ 14.9	$ 15.1	$ 15.09	$ 14.74	$ 14.86	$ 15.49	$ 18.49	$ 19.65	$ 19.94	$ 19.98
Latest Premium (Discount) to NAV [Percent]			5.90%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			51,800,000

[1]	Represents the estimated commission with respect to the Fund’s Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus.
[2]	Common Shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to shareholders for participating in the Fund’s dividend reinvestment plan. However, shareholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon net assets attributable to our Common Shares as of December 31, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 5,263,157 Common Shares at an offering price of $14.25 (the last reported sale price per share for the Fund’s Common Shares on the NYSE as of December 31, 2024). The price per share of any sale of Common Shares may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	FTFA receives an annual fee, payable monthly, in an amount equal to 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means the net assets of the Fund plus the principal amount of any borrowings or preferred shares that may be outstanding, reverse repurchase agreements, dollar rolls or similar transactions. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 32.02% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 32.02% of its Managed Assets, the management fees shown would be higher.
[6]	Based on the Fund’s outstanding Borrowings as of December 31, 2024 of 369,341,436 of $1,153,362,057 million, which represented financial leverage of 32.02% of the Fund’s Managed Assets. The expenses and rates associated with leverage may vary as and when Borrowings are made.
[7]	Estimated based on amounts incurred in the period ended December 31, 2024.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”